CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Sharebased compensation expense	¥ 223,345	¥ 929,098	¥ 52,714
Relx Inc (the former parent) | Selling expenses
Sharebased compensation expense	48,615	142,325	6,250
Corporate expense	0	1,744	1,197
Relx Inc (the former parent) | General and administrative expenses
Sharebased compensation expense	381,977	593,473	45,205
Corporate expense	0	7,298	3,764
Relx Inc (the former parent) | Research and development expenses
Sharebased compensation expense	43,540	193,300	1,259
Corporate expense	¥ 0	¥ 2,931	¥ 1,158